Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation
S-K,
the Company is providing the following information regarding the relationship between executive compensation and the Company’s financial performance for each of the five years in the period ended December 31, 2024. In accordance with the applicable SEC rules, the adjustments described and quantified below were made to the values reported in the Summary Compensation Table for each applicable year to determine the “actual” compensation paid to our Principal Executive Officer (“PEO”) and the average “actual” compensation paid to our other NEOs.
The following table summarizes compensation values reported in the Summary Compensation Table for our PEO and the average for our other NEOs, as compared to “compensation actually paid” or “CAP” and the Company’s financial performance for the years ended December 31, 2024, 2023, 2022, 2021, and 2020:

Year (a)	Summary Compensation Table Total for First PEO ($) (1) (b)	Compensation Actually Paid to First PEO ($) (1)(2) (c)	Summary Compensation Table Total for Second PEO ($) (1) (b)	Compensation Actually Paid to Second PEO ($) (1)(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)(2) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in millions) (h)	Adjusted Free Cash Flow Generation ($ in millions) (4) (i)
							TSR ($) (f)	Peer Group TSR ($) (3) (g)

2024	6,198,970	2,998,527	992,928	881,144	2,334,115	1,295,762	32.21	194.28	(76.4)	447

2023	6,606,866	(724,753)	N/A	N/A	2,413,071	(346,809)	47.20	196.26	187	142

2022	12,431,348	16,164,942	N/A	N/A	4,460,153	5,687,286	62.62	188.84	382	195

2021	7,327,188	4,170,071	N/A	N/A	2,688,184	1,685,360	32.50	119.07	(183)	135

2020	5,332,565	(2,911,619)	N/A	N/A	1,789,969	(638,982)	27.33	67.50	(466)	(93)

(1)
The PEOs reflected in columns (b) and (c) represent Timothy Duncan (First PEO) and Joseph A. Mills (Second PEO). The
non-PEO
NEOs reflected in columns (d) and (e) for each of 2020, 2021, 2022, 2023 and 2024 are as follows:

2024: Sergio L. Maiworm, William S. Moss III, John B. Spath, Robin Fielder and John A. Parker
2023: Sergio L. Maiworm, Jr., John A. Parker, William S. Moss III, Robin Fielder, Shannon E. Young III and Robert D. Abendschein
2022: Shannon E. Young III, Robert D. Abendschein, John A. Parker and William S. Moss III
2021: Shannon E. Young III, Robert D. Abendschein, John A. Parker and William S. Moss III
2020: Shannon E. Young III, Robert D. Abendschein, John A. Parker, William S. Moss III and Stephen E. Heitzman

(2)
The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation
S-K
as disclosed in columns (c) and (e) for our PEOs and
Non-PEO
NEOs in 2024. Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	Duncan	Mills

PEO SUMMARY COMPENSATION TABLE TOTALS	$6,198,970	$992,928

Add (Subtract):

Fair value of equity awards granted during the year from the Summary Compensation Table	(646,316)	(615,412)

Fair value at year end of equity awards granted during the year	0	79,981

Fair value at vest date for awards granted and vested during the year	287,472	423,647

Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(573,288)	0

Change in fair value of equity awards granted in prior years that vested during the year	(628,608)	0

Equity awards granted in prior years that were forfeited during the year	(1,639,702)	0

Dividends or other earnings paid on equity awards during the year	—	—

Total Equity Award Related Adjustments	(3,200,443)	(111,784)

COMPENSATION ACTUALLY PAID TOTALS	$2,998,527	$881,144

Pay Versus Performance

2024

NON-PEO NEOS SUMMARY COMPENSATION TABLE TOTALS	$2,334,115

Add (Subtract):

Fair value of equity awards granted during the year from the Summary Compensation Table	(1,098,131)

Fair value at year end of equity awards granted during the year	883,468

Fair value at vest date of equity awards granted and vested during the year	0

Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(245,894)

Change in fair value of equity awards granted in prior years that vested during the year	(72,886)

Equity awards granted in prior years that were forfeited during the year	(504,910)

Dividends or other earnings paid on equity awards during the year	—

Total Equity Award Related Adjustments	(1,038,352)

AVERAGE COMPENSATION ACTUALLY PAID TOTALS	$1,295,762

(3)	Pursuant to Item 402(v) of Regulation S-K, the Company used the same peer group used for purposes of Item 201(e) of Regulation S-K.

(4)
Adjusted Free Cash Flow is based on Adjusted Free Cash Flow as defined in the Company’s year-end
earnings release for the applicable performance year, although for purposes of the AIP, the Compensation Committee has the authority to approve further adjustments as appropriate in light of events occurring during the applicable performance year. Adjusted Free Cash Flow for purposes of the AIP is subject to a specified WTI realized pricing floor and realized pricing ceiling for oil and a specified Henry Hub realized pricing floor and realized pricing ceiling for gas calculated on an annual basis consistent with the applicable Form
10-K,
excluding hedges.

For purposes of determining Adjusted Free Cash Flow performance under the 2024 AIP, the Compensation Committee made further adjustments to Adjusted Free Cash Flow reported in the 2024 Earnings Release to (i) normalize targets for budgeted but unutilized weather downtime, (ii) account for reduced capital expenditures resulting from rig delivery delays, (iii) account for increased capital expenditures resulting from incremental projects added and (iv) account for resulting adjustments to AIP accruals, which net reduced Adjusted Free Cash Flow for purposes of the 2024 AIP to approximately $447 million.

Company Selected Measure Name	Adjusted Free Cash Flow
Named Executive Officers, Footnote
(1)
The PEOs reflected in columns (b) and (c) represent Timothy Duncan (First PEO) and Joseph A. Mills (Second PEO). The
non-PEO
NEOs reflected in columns (d) and (e) for each of 2020, 2021, 2022, 2023 and 2024 are as follows:

2024: Sergio L. Maiworm, William S. Moss III, John B. Spath, Robin Fielder and John A. Parker
2023: Sergio L. Maiworm, Jr., John A. Parker, William S. Moss III, Robin Fielder, Shannon E. Young III and Robert D. Abendschein
2022: Shannon E. Young III, Robert D. Abendschein, John A. Parker and William S. Moss III
2021: Shannon E. Young III, Robert D. Abendschein, John A. Parker and William S. Moss III
2020: Shannon E. Young III, Robert D. Abendschein, John A. Parker, William S. Moss III and Stephen E. Heitzman

Peer Group Issuers, Footnote	Pursuant to Item 402(v) of Regulation S-K, the Company used the same peer group used for purposes of Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote
(2)
The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation
S-K
as disclosed in columns (c) and (e) for our PEOs and
Non-PEO
NEOs in 2024. Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	Duncan	Mills

PEO SUMMARY COMPENSATION TABLE TOTALS	$6,198,970	$992,928

Add (Subtract):

Fair value of equity awards granted during the year from the Summary Compensation Table	(646,316)	(615,412)

Fair value at year end of equity awards granted during the year	0	79,981

Fair value at vest date for awards granted and vested during the year	287,472	423,647

Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(573,288)	0

Change in fair value of equity awards granted in prior years that vested during the year	(628,608)	0

Equity awards granted in prior years that were forfeited during the year	(1,639,702)	0

Dividends or other earnings paid on equity awards during the year	—	—

Total Equity Award Related Adjustments	(3,200,443)	(111,784)

COMPENSATION ACTUALLY PAID TOTALS	$2,998,527	$881,144

Non-PEO NEO Average Total Compensation Amount	$ 2,334,115	$ 2,413,071	$ 4,460,153	$ 2,688,184	$ 1,789,969
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,295,762	(346,809)	5,687,286	1,685,360	(638,982)
Adjustment to Non-PEO NEO Compensation Footnote

2024

NON-PEO NEOS SUMMARY COMPENSATION TABLE TOTALS	$2,334,115

Add (Subtract):

Fair value of equity awards granted during the year from the Summary Compensation Table	(1,098,131)

Fair value at year end of equity awards granted during the year	883,468

Fair value at vest date of equity awards granted and vested during the year	0

Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(245,894)

Change in fair value of equity awards granted in prior years that vested during the year	(72,886)

Equity awards granted in prior years that were forfeited during the year	(504,910)

Dividends or other earnings paid on equity awards during the year	—

Total Equity Award Related Adjustments	(1,038,352)

AVERAGE COMPENSATION ACTUALLY PAID TOTALS	$1,295,762

Compensation Actually Paid vs. Total Shareholder Return
CAP, COMPANY TSR AND PEER GROUP TSR
The PEOs’ and other NEOs’ CAP generally align with the Company’s TSR and Peer Group TSR over the five years presented in the table. This is primarily because a significant portion of the CAP to the PEOs and other NEOs is comprised of equity-based awards. For more detail regarding the Company’s equity awards, please see “Compensation Discussion and Analysis—Elements of Compensation for 2024 Fiscal Year—Long-Term Incentive Awards.”

Compensation Actually Paid vs. Net Income
CAP VS. NET INCOME
The PEOs’ and other NEOs’ CAP generally align with Company’s net income. While net income is not directly used in determining compensation levels or equity-based award payouts, it is factored into the calculation of Adjusted Free Cash Flow Generation, which is a performance metric under the Company’s AIP. For more detail regarding the AIP, please see “Compensation Discussion and Analysis—Elements of Compensation for 2024 Fiscal Year—Annual Incentive Program.”

Compensation Actually Paid vs. Company Selected Measure
CAP VS. ADJUSTED FREE CASH FLOW GENERATION
The PEOs’ and other NEOs’ CAP generally align with Company’s Adjusted Free Cash Flow Generation. This is primarily due to Adjusted Free Cash Flow Generation being weighted 50% in fiscal year 2024 under the AIP. For more detail regarding Adjusted Free Cash Flow Generation and the AIP, please see “Compensation Discussion and Analysis—Elements of Compensation for 2024 Fiscal Year—Annual Incentive Program.”

Total Shareholder Return Vs Peer Group
CAP, COMPANY TSR AND PEER GROUP TSR
The PEOs’ and other NEOs’ CAP generally align with the Company’s TSR and Peer Group TSR over the five years presented in the table. This is primarily because a significant portion of the CAP to the PEOs and other NEOs is comprised of equity-based awards. For more detail regarding the Company’s equity awards, please see “Compensation Discussion and Analysis—Elements of Compensation for 2024 Fiscal Year—Long-Term Incentive Awards.”

Tabular List, Table
Disclosure of Most Important Performance Measures for 2024 Fiscal Year
The measures listed below represent the most important financial performance measures that we used to determine CAP for fiscal year 2024. For more detail regarding these financial performance measures, please see “Compensation Discussion and Analysis—Elements of Compensation for 2024 Fiscal Year” in this Proxy Statement.

Most Important Performance Measures

Adjusted Free Cash Flow Generation

Absolute and Relative TSR

Average Daily Production

Total Shareholder Return Amount	$ 32.21	47.2	62.62	32.5	27.33
Peer Group Total Shareholder Return Amount	194.28	196.26	188.84	119.07	67.5
Net Income (Loss)	$ (76,400,000)	$ 187,000,000	$ 382,000,000	$ (183,000,000)	$ (466,000,000)
Company Selected Measure Amount	447,000,000	142,000,000	195,000,000	135,000,000	(93,000,000)
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow Generation
Measure:: 2
Pay vs Performance Disclosure
Name	Absolute and Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Average Daily Production
Timothy Duncan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,198,970	$ 6,606,866	$ 12,431,348	$ 7,327,188	$ 5,332,565
PEO Actually Paid Compensation Amount	$ 2,998,527	$ (724,753)	$ 16,164,942	$ 4,170,071	$ (2,911,619)
PEO Name	Timothy Duncan	Timothy Duncan	Timothy Duncan	Timothy Duncan	Timothy Duncan
Joseph A. Mills [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 992,928
PEO Actually Paid Compensation Amount	$ 881,144
PEO Name	Joseph A. Mills
PEO | Timothy Duncan [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,200,443)
PEO | Timothy Duncan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(646,316)
PEO | Timothy Duncan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Timothy Duncan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(573,288)
PEO | Timothy Duncan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	287,472
PEO | Timothy Duncan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(628,608)
PEO | Timothy Duncan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,639,702)
PEO | Timothy Duncan [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Joseph A. Mills [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(111,784)
PEO | Joseph A. Mills [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(615,412)
PEO | Joseph A. Mills [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	79,981
PEO | Joseph A. Mills [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Joseph A. Mills [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	423,647
PEO | Joseph A. Mills [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Joseph A. Mills [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Joseph A. Mills [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,038,352)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,098,131)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	883,468
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(245,894)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(72,886)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(504,910)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0